Organization and Business	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business

Note 1 – Organization and Business

VETANOVA INC (“the Company”) was incorporated in the State of Delaware on May 31, 2000 under the name of Yukon Gold Corporation, Inc. The Company became publicly traded on December 9, 2004. On December 21, 2010 the Company was reincorporated in the State of Nevada and on July 31, 2011, the Company identified itself as a shell company on OTC Markets. The Company terminated SEC reporting requirements on September 14, 2011. On June 27, 2018, the Company conducted a 1,000 for 1 reverse split whereby 492,598,351 common shares became 626,789 shares outstanding with 501 shareholders. On July 5, 2018, John McKowen (“McKowen”), purchased a control block of 440,000 common shares of the Company and appointed himself as the sole board member and Chief Executive Officer of the Company.

In 2020, McKowen began restructuring the Company such that the Company would be majority owned by the members of VitaNova Partners, LLC (“VitaNova”) and become an SEC fully reporting company whose shares will initially be traded on the OTC Markets Pink Sheets, symbol VTNA. The name of the Company was formally changed on June 22, 2018 to VETANOVA INC.

The Company is currently conducting a private placement and has raised $351,092 by issuing 35,109,200 common shares along with 35,109,200 2-year warrants exercisable at $0.20 per share. For the nine months ended September 30, 2020, the Company closed on $161,685 of new capital, which 16,168,485 shares were issued as of October 23, 2020 along with 16,168,465 warrants to purchase one share of the Company’s common stock at $0.20/share, on or before, September 30, 2022.

VitaNova and Mr. McKowen are considered affiliates and Control Entities of the Company. The Company currently has no independent directors. Both VitaNova and the Company have common board members, McKowen and Louise Lowe. Louise Lowe is McKowen’s sister and has worked as McKowen’s assistant for over five years. McKowen is the CEO of both companies. The Company expects Louise Lowe to resign and independent directors elected after the completion of the Company’s current private placement and the purchase of Directors and Officers insurance.

The Company is focused on identifying and purchasing or leasing distressed real estate assets, which can be rehabilitated, refurbished and upgraded and leased or subleased to tenants at an improved rental rate. As part of the upgrading of the distressed assets, the Company intends to apply for government financing programs that are available, such as programs for renewable energy, rural economic development and water conservation. The Company has leased approximately 158 irrigated acres in Huerfano County, Colorado. Further, the Company expects to initially lease 157 acres in Pueblo County, Colorado from VitaNova and release the assets to established profitable tenants. If the Company leases a property, it generally expects to sub lease the property with an option to buy. At present, we are focused on the Colorado market. Our principal business objective is to maximize shareholder value through cash flows from increased rents and potential long-term appreciation of the value of our properties. Our primary strategy to achieve our business objective is to acquire and own a portfolio of properties.

Note 1 – Organization and Business

VETANOVA INC (“the Company”) was incorporated in the State of Delaware on May 31, 2000 under the name of Yukon Gold Corporation, Inc. The Company became publicly traded on December 9, 2004. On December 21, 2010 the Company was reincorporated in the State of Nevada and on July 31, 2011, the Company identified itself as a shell company on OTC Markets. The Company terminated SEC reporting requirements on September 14, 2011. On June 27, 2018, the Company conducted a 1,000 for 1 reverse split whereby 492,598,351 common shares became 626,789 shares outstanding with 501 shareholders. On July 5, 2018, John McKowen (“McKowen”), purchased a control block of 440,000 common shares of the Company and appointed himself as the sole board member and Chief Executive Officer of the Company.

In 2020, McKowen began restructuring the Company such that the Company would be majority owned by the members of VitaNova Partners, LLC (“VitaNova”) and become an SEC fully reporting company whose shares will initially be traded on the OTC Markets Pink Sheets, symbol VTNA. The name of the Company was formally changed on June 22, 2018 to VETANOVA INC. As part of the restructuring, the Company issued 56,052,837 to VitaNova and 29,369,230 to McKowen, which is proportional to McKowen’s ownership of VitaNova. McKowen was also issued 58,738,460 shares that are subject to repurchase by VetaNova for a price of $0.0001 per share, if certain performance metrics are not satisfied.

The Company is currently conducting a private placement and has raised $351,092 by issuing 35,109,200 common shares along with 35,109,200 2-year warrants exercisable at $0.20 per share. VitaNova and Mr. McKowen are considered affiliates and Control Entities of the Company. The Company currently has no independent directors. Both VitaNova and the Company have common board members, McKowen and Louise Lowe. Louise Lowe is McKowen’s sister and has worked as McKowen’s assistant for over five years. McKowen is the CEO of both companies. The Company expects Louise Lowe to resign and independent directors elected after the completion of the Company’s current private placement and the purchase of Directors and Officers insurance.

The Company is focused on identifying and purchasing or leasing distressed real estate assets, which can be rehabilitated, refurbished and upgraded and leased or subleased to tenants at an improved rental rate. As part of the upgrading of the distressed assets, the Company intends to apply for government financing programs that are available, such as programs for renewable energy, rural economic development and water conservation. The Company has leased approximately 158 irrigated acres in Huerfano County, Colorado. Further, the Company expects to initially lease 157 acres in Pueblo County, Colorado from VitaNova and release the assets to established profitable tenants. If the Company leases a property, it generally expects to sub lease the property with an option to buy. At present, we are focused on the Colorado market. Our principal business objective is to maximize shareholder value through cash flows from increased rents and potential long-term appreciation of the value of our properties. Our primary strategy to achieve our business objective is to acquire and own a portfolio of properties.